Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill [Abstract]
Changes in the carrying amount of goodwill
Goodwill allocated to our segments as of December 31, 2015, 2014 and 2013, and the changes in the carrying amount of goodwill during those periods consisted of the following:

(in millions)	USIS	International	Consumer Interactive	Total
Balance, December 31, 2013	$1,151.5	$517.0	$241.2	$1,909.7
Purchase accounting adjustments	10.3	—	—	10.3
Acquisitions	40.8	92.9	—	133.7
Foreign exchange rate adjustment	—	(29.8)	—	(29.8)
Balance, December 31, 2014	$1,202.6	$580.1	$241.2	$2,023.9
Purchase accounting adjustments	(5.7)	1.8	—	(3.9)
Acquisitions	13.2	—	—	13.2
Foreign exchange rate adjustment	—	(49.8)	—	(49.8)
Balance, December 31, 2015	$1,210.1	$532.1	$241.2	$1,983.4